Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Cash flows from operating activities:
Net loss	$ (35,250)	$ (20,152)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,516	4,615
Bad debt expense	250	150
Paid-in-kind interest	3,326	3,259
Amortization of debt issuance costs	5,349	5,274
Incentive and stock-based compensation	1,696	1,541
Deferred income taxes	3,487	3,487
Other gains	90	(92)
Changes in assets and liabilities:
Accounts receivable	7,366	(26,596)
Other assets	(1,742)	(376)
Trade accounts payable	5,031	28,376
Accrued liabilities	5,939	(8,753)
Interest payable	487	137
Other liabilities	(1,659)	365
Net cash used in operating activities	(3,114)	(8,765)
Cash flows from investing activities:
Capital expenditures	(488)	(701)
Net cash used in investing activities	(488)	(701)
Cash flows from financing activities:
Payment of debt issue costs	(1,500)
Revolver borrowings	25,000
Revolver repayments	(25,000)
Loan to ESOP Trust	(855)	(1,907)
ESOP loan repayment	855	1,907
Redeemable common stock purchased from ESOP Trust	(1,798)	(3,986)
Redeemable common stock sold to ESOP Trust	934	1,129
Net cash used in financing activities	(2,364)	(2,857)
Net decrease in cash and cash equivalents	(5,966)	(12,323)
Cash and cash equivalents at beginning of period	25,613	27,227
Cash and cash equivalents at end of period	19,647	14,904
Supplemental disclosure of cash flow information:
Cash paid for interest	29,102	29,120
Cash paid for taxes
Non-cash investing and financing activities:
Common stock issued to ESOP Trust in satisfaction of employer contribution liability		7,198
Landlord-funded tenant improvements		493
Paid-in-kind notes issued	$ 3,298	$ 3,234